STOCKHOLDERS’ EQUITY (Details Narrative)									3 Months Ended						6 Months Ended		12 Months Ended
	Feb. 10, 2025 shares	Jan. 10, 2025 shares	Dec. 02, 2024 USD ($) $ / shares shares	Nov. 15, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($) shares	May 16, 2024 USD ($)	May 10, 2024 USD ($) shares	Mar. 29, 2024 USD ($) $ / shares shares	Jun. 30, 2026 USD ($) $ / shares shares	Mar. 31, 2026 shares	Dec. 31, 2025 USD ($) $ / shares shares	Sep. 30, 2025 shares	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($) shares	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 20, 2025 $ / shares	Mar. 18, 2024	Aug. 21, 2023	Jul. 31, 2023 USD ($) $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized | shares									10,000,000		10,000,000				10,000,000		10,000,000	10,000,000
Sale of Commons Shares and Warrants for Cash, shares | shares																		107,337
Shares value																		$ 40,437,038
Common stock, shares authorized | shares									1,200,000,000		1,200,000,000				1,200,000,000		1,200,000,000	1,200,000,000
Common stock par value | $ / shares									$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001
Issuance of common stock																$ 9,143,806	$ 10,478,606	$ 40,369,115
Proceeds from warrant exercises																		2,834,741
Net of legal fees																		$ 139,955
Reverse stock splits | shares																		1,415
Exchange of series D preferred stock | shares																		12,121
Exchange and retirement of a related-party debt | shares																		3,749
Principal amount			$ 11,699,916															$ 7,218,350
Shares issued | shares																		13,939
Shares issued for service value																		$ 761,124
Shares vested | shares																	76,875	761,124
Common stock and warrants issued for cash, net of fees													$ 1,334,800	$ 9,143,806			$ 10,478,605
Common stock, shares issued | shares									829,631		829,631				829,631		829,631	237,191
Common stock shares outstanding | shares									829,631		829,631				829,631		829,631	237,191
Deemed dividend for the reduction of exercise price of warrants																(2,999,964)	$ (2,999,964)	$ (52,574,896)
Establishment of derivative liabilities due to authorized share shortfall						$ 64,951,789												(64,951,789)
Settlement of derivative liabilities upon stock split					$ 16,636,840													16,636,840
Additional paid-in capital for common stock issued									546,846,108		$ 546,846,108				546,846,108		546,846,108	533,266,642
Deemed dividends																$ (2,999,964)	(2,999,964)	(76,528,836)
Common stock issued for rounding in reverse split																	$ 1,490
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid in capital																		$ 12,388,229
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																				0	0	0
Measurement Input, Expected Dividend Rate [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		0
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																				93	148.60
Measurement Input, Price Volatility [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		130.66
Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																						148.60
Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																						149.08
Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																				5.06	4.70	4.18
Measurement Input, Risk Free Interest Rate [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		5.12
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																						4.70
Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expected term																				1 year 4 months 13 days	2 years 11 months 12 days	5 years 3 days
Measurement Input, Expected Term [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expected term																		1 year 2 months 26 days
Senior Secured Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		0
Senior Secured Debt [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		122.93
Senior Secured Debt [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		162.12
Senior Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		4.21
Senior Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		4.66
Senior Secured Debt [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expected term																		5 years
Commission Senior Secured Debt [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		0
Commission Senior Secured Debt [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		123.05
Commission Senior Secured Debt [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		4.22
Commission Senior Secured Debt [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expected term																		5 years
Senior Secured Debt 1 [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		0
Senior Secured Debt 1 [Member] | Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		93
Senior Secured Debt 1 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		5.06
Senior Secured Debt 1 [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expected term																		1 year 4 months 13 days
Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt conversion, original amount								$ 10,000,000
Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value | $ / shares																						$ 0.001
Principal amount																						$ 18,000,000
Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible shares issuable | shares							1,000
Sale of Commons Shares and Warrants for Cash, shares | shares							12,122
Series D Preferred Stock [Member] | Exchange Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Convertible shares issuable | shares							1,000
Sale of Commons Shares and Warrants for Cash, shares | shares							12,122
Shares value							$ 1,224,400
Preferred stock, shares issued | shares											0						0
Preferred stock, shares outstanding | shares											0						0
Series A-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized | shares									450,000		450,000				450,000		450,000	450,000
Preferred stock, par value | $ / shares			$ 0.001						$ 0.001		$ 0.001				$ 0.001		$ 0.001	$ 0.001
Sale of Commons Shares and Warrants for Cash, shares | shares			450,000
Shares value			$ 3,300,084
Preferred stock, shares issued | shares									450,000		450,000				450,000		450,000	450,000
Preferred stock, shares outstanding | shares									450,000		450,000				450,000		450,000	450,000
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized | shares									10,000,000		10,000,000				10,000,000		10,000,000
Preferred stock, par value | $ / shares									$ 0.001		$ 0.001				$ 0.001		$ 0.001
Preferred Stock [Member] | Series D Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized | shares								1,000
Preferred stock, par value | $ / shares								$ 0.001
Convertible shares of common stock								$ 10,000
Convertible shares issuable | shares								3,366
Shares value
Preferred stock, shares issued | shares									0						0
Preferred stock, shares outstanding | shares									0						0
Exchange of series D preferred stock | shares																		(1,000)
Establishment of derivative liabilities due to authorized share shortfall
Settlement of derivative liabilities upon stock split
Preferred Stock [Member] | Series A-1 Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized | shares				450,000
Preferred stock, par value | $ / shares				$ 0.001
Convertible shares of common stock				$ 1,000
Shares value
Preferred stock, shares issued | shares									450,000		450,000				450,000		450,000	450,000
Preferred stock, shares outstanding | shares									450,000		450,000				450,000		450,000	450,000
Convertible preferred stock in percentage				0.0001%
Preferred stock as consideration for land and permits purchased | shares			450,000															450,000
Preferred stock conversion			$ 3,300,048
Common stock and warrants issued for cash, net of fees
Establishment of derivative liabilities due to authorized share shortfall
Settlement of derivative liabilities upon stock split
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Commons Shares and Warrants for Cash, shares | shares										0								74,099
Shares value																		$ 74
Shares issued | shares																		74,084
Issuance of common stock																		$ 40,369,115
Commission paid																		$ 2,071,451
Exercise of warrant, shares | shares																		987
Proceeds from warrant exercises																		$ 2,834,741
Number of shares issued, value																		$ 52,183
Reverse stock splits | shares																	159	1,415
Exchange of series D preferred stock | shares																		12,121
Conversion of debt | shares																		26,280
Principal amount																		$ 16,502,917
Fair value																		37,953,304
Realized a loss from the conversion premium																		$ 14,213,480
common stock for services rendered, shares | shares														3,427			3,427	33,748
Exercise of warrants | shares														55,066			328,451	87,528
Common stock and warrants issued for cash, net of fees													36	$ 224			$ 260
Establishment of derivative liabilities due to authorized share shortfall
Settlement of derivative liabilities upon stock split
Common Stock [Member] | Service [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid-in capital for common stock issued											$ 99,996						99,996
Common Stock [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid-in capital for common stock issued											$ 10,500,000						$ 10,500,000
Warrants [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Commons Shares and Warrants for Cash, shares | shares																	260,403
Reverse stock splits | shares																	159
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of Commons Shares and Warrants for Cash, shares | shares	155,451	68,581			166,095						136,200	137,185		55,066				107,337
Deemed dividend for the reduction of exercise price of warrants																		$ 52,574,896
Additional paid-in capital for common stock issued											$ (329)						$ (329)
Warrant [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expected term																		5 years
Warrant [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		0
Warrant [Member] | Measurement Input, Price Volatility [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		108.49
Warrant [Member] | Measurement Input, Price Volatility [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		162.12
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		4.36
Warrant [Member] | Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and rights outstanding, measurement input																		4.64
Warrant [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants expected term																		5 years
Warrant [Member] | Senior Secured Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants issued for services																		$ 3,004,909
Warrant [Member] | Senior Secured Debt 1 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Additional paid in capital																		23,943,940
Warrant [Member] | Purchase Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock subscription payable											11,041,070						11,041,070
Common stock and warrants issued for cash, net of fees																	10,478,605
Offering fees											$ 562,465						562,465
Equity issued for warrant inducement																		3,029,927
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares value																		40,369,041
Common stock and warrants issued for cash, net of fees													$ 1,334,764	$ 9,143,582			10,478,345
Establishment of derivative liabilities due to authorized share shortfall																		(64,951,789)
Settlement of derivative liabilities upon stock split																		$ 16,636,840
Deemed dividends																	$ 3,000,000.0